UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FROM 13F-HR/A

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number
This Amendment (Check only one.): [ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	Polaris Capital Management, LLC.
Address:	125 Summer Street
		Suite 1470
		Boston, MA 02110

13F File Number: 028-11073

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Bernard R. Horn
Title:	President
Phone:	617-951-1365
Signature, Place, and Date of Signing:

Bernard R. Horn	Boston, MA		November 09, 2009


Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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	FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		52

Form 13F Information Table Value Total:		$ 535,878,000

















List of Other Included Managers:			None
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          FORM 13F INFORMATION TABLE



               Column 1   Column 2   Column 3    Column 4  Column 5          Column 6   Column 7  Column8

                                                                 VALUE    SHARES/ SH/PUT/ INVESTMENT   OTHER   VOTING AUTHORITY
            NAME OF ISSUER            TITLE OF CLASCUSIP       (x$1000)   PRN AMT PRNCALL DISCRETION  MANAGERS   SOLE   SHARED  NONE

ALLETE                                Common       018522300       14,308  426,200sh         sole                416,500
AMERIS BANCORP                        Common       03076K108        8,8421,236,616sh         sole              1,199,515
AMETEK INC                            Common       031100100       17,131  490,733sh         sole                481,557
ASTORIA FINANCIAL CORP                Common       046265104       17,0431,543,756sh         sole              1,516,497
CAMBRIDGE BANCORP                     Common       132152109          669   25,782sh         sole                 25,782
COLONY BANKCORP INC.                  Common       19623P101        2,718  449,187sh         sole                429,236
COMMUNITY CAPITAL CORP.               Common       20363C102           63   20,954sh         sole                 20,954
COMMUNITY FINANCIAL CORPORATION       Common       20365L100          100   23,936sh         sole                 23,936
DANVERS BANCORP INC.                  Common       236442109          272   20,000sh         sole                 20,000
FPL GROUP INC.                        Common       302571104       14,998  271,553sh         sole                265,740
GENERAL DYNAMICS CORP.                Common       369550108       17,482  270,620sh         sole                265,238
H.J. HEINZ COMPANY                    Common       423074103       15,566  391,600sh         sole                382,500
HEALTH NET INC COM                    Common       42222G108       13,774  894,400sh         sole                879,200
INDEPENDENT BANK CORP/MS              Common       453836108          196    8,850sh         sole                  8,850
INTERNATIONAL BANCSHARES CORP         Common       459044103       18,4441,130,844sh         sole              1,117,422
JM SMUCKER CO/THE                     Common       US8326964       16,422  309,800sh         sole                302,900
MAC-GRAY CORP                         Common       554153106       14,1031,308,288sh         sole              1,267,885
MARATHON OIL CORP                     Common       565849106       16,673  522,658sh         sole                509,396
NEW ENGLAND BANCSHARES, INC.          Common       643863202           90   15,000sh         sole                 15,000
NORTHRIM BANCORP INC.                 Common       666762109          518   33,957sh         sole                 33,957
PEOPLES BANCORP INC                   Common       709789101          285   21,850sh         sole                 21,850
PRAXAIR INC.                          Common       74005P104       17,840  218,388sh         sole                213,460
QUEST DIAGNOSTICS                     Common       US74834L1       12,090  231,660sh         sole                226,900
SOUND FINANCIAL INC                   Common       83607Y108          102   20,000sh         sole                 20,000
SOUTHWEST BANCORP INC.                Common       844767103       21,7951,552,336sh         sole              1,522,777
STEWART INFORMATION SERVICES          Common       860372101        6,931  560,286sh         sole                541,060
THE CHUBB CORPORATION                 Common       171232101       17,792  352,950sh         sole                345,000
TORO CO                               Common       891092108       15,118  380,125sh         sole                368,065
UNITEDHEALTH GROUP INC                Common       91324P102       12,760  509,593sh         sole                500,377
UNIVEST CORP OF PENNSYLVANIA          Common       US9152711        8,178  377,405sh         sole                363,902
VERIZON COMMUNICATIONS                Common       92343V104       12,115  400,232sh         sole                391,224
WEBSTER FINANCIAL CORP - CT           Common       947890109       16,8351,350,048sh         sole              1,332,087
WELLPOINT INC (NEW)                   Common       94973V107       15,068  318,153sh         sole                306,964
WESCO INTERNATIONAL INC               Common       95082P105       15,218  528,411sh         sole                513,199
144A KRBL LIMITED DERIVATIVE          Derivative   46632N702        1,501  489,500sh         sole                489,500
144A LIC HOUSING FINANCE DERIVATIVE   Derivative   US46627U737      1,652  102,900sh         sole                102,900
144A NIIT TECHNOLOGIES DERIVATIVE     Derivative   46627U125        1,408  550,300sh         sole                550,300
144A SOUTH INDIAN BANK LIMITED DERIVATDerivative   US46632N124      1,474  570,600sh         sole                570,600
144A USHA MARTIN LTD                  Derivative   US46632N140      1,4551,036,900sh         sole              1,036,900
AUTOLIV INC.                          ADR          052800109       40,9481,218,694sh         sole                984,470
BHP BILLITON LTD - SPON ADR (AU)      ADR          088606108       12,452  188,645sh         sole                175,063
BHP BILLITON PLC - ADR (UK)           ADR          05545E209       20,981  380,778sh         sole                218,428
INFOSYS TECHNOLOGIES-SP ADR           ADR          456788108       13,044  269,000sh         sole                221,300
METHANEX CORPORATION (US SHARES)      ADR          59151K108          312   18,050sh         sole                  9,450
NOVARTIS AG-ADR                       ADR          66987V109          111    2,200sh         sole                 17,971
SAMSUNG ELECTRONICS COMMON-GDR        GDR          796050888       16,177   46,773sh         sole                      0
SAMSUNG ELECTRONICS PFD N/V-GDR       GDR          796050201          105      500sh         sole                    500
SK TELECOM CO LTD ADR                 ADR          78440P108        7,553  432,812sh         sole                100,935
STATE BANK OF INDIA - SPON GDR        GDR          856552203       49,297  540,200sh         sole                439,600
ISHARES MSCI EAFE INDEX FUND          Exchange Fund464287465        2,614   47,800sh         sole                      0
ISHARES MSCI EAFE SMALL CAP           Exchange Fund464288273        1,437   39,600sh         sole                 39,600
SPDR S&P INTL SMALL CAP               Exchange Fund78463X871        1,449   56,600sh         sole                 56,600



















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